Segment Information - Schedule of segment reporting information by segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenues:
Total net revenues	¥ 5,389,208	$ 759,054	¥ 5,013,182	¥ 4,015,794
Cost of revenues:
Total cost of revenues	¥ 2,621,746	$ 369,265	¥ 2,426,766	¥ 2,026,956
Gross margin:
Total gross margin	51.00%	51.00%	52.00%	50.00%
Learning services [Member]
Net revenues:
Total net revenues	¥ 3,148,114	$ 443,403	¥ 3,084,375	¥ 2,441,421
Cost of revenues:
Total cost of revenues	¥ 1,159,357	$ 163,291	¥ 1,172,703	¥ 980,700
Gross margin:
Total gross margin	63.00%	63.00%	62.00%	60.00%
Smart devices [Member]
Net revenues:
Total net revenues	¥ 909,192	$ 128,057	¥ 1,256,446	¥ 980,424
Cost of revenues:
Total cost of revenues	¥ 552,810	$ 77,862	¥ 765,641	¥ 618,925
Gross margin:
Total gross margin	39.00%	39.00%	39.00%	37.00%
Online marketing services [Member]
Net revenues:
Total net revenues	¥ 1,331,902	$ 187,594	¥ 672,361	¥ 593,949
Cost of revenues:
Total cost of revenues	¥ 909,579	$ 128,112	¥ 488,422	¥ 427,331
Gross margin:
Total gross margin	32.00%	32.00%	27.00%	28.00%